LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Credit Quality Information Texuals Details [Abstract]
Watchlisted loans Hellenic Republic and eligible to PSI		€ 6,939,800,000
Financing Receivable Impaired
Average recorded balance	20,653,392,000	11,835,132,000	6,595,708,000
Interest income recognized on a cash basis	172,253,000	107,586,000	86,742,000
Greek
Financing Receivable Impaired
Related allowance	(5,681,579,000)	(5,288,044,000)
Total recorded balance	19,536,768,000	16,551,465,000
Average recorded balance	17,350,515,000	8,944,647,000
Interest income recognized during the period the loan was impaired	277,367,000	45,452,000
Interest income recognized on a cash basis	99,629,000	43,417,000
Troubled Debt Restructurings [Abstract]
Total balance	3,413,394,000
Allowance for loan losses	(375,598,000)
Interest income recognized during the period	58,493,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	2,145,622,000
Foreign
Financing Receivable Impaired
Related allowance	(1,475,656,000)	(1,077,811,000)
Total recorded balance	3,786,554,000	3,390,526,000
Average recorded balance	3,302,877,000	2,890,485,000
Interest income recognized during the period the loan was impaired	107,517,000	105,503,000
Interest income recognized on a cash basis	72,624,000	64,169,000
Troubled Debt Restructurings [Abstract]
Total balance	376,417,000
Allowance for loan losses	(33,908,000)
Interest income recognized during the period	20,937,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	238,344,000
Residential Mortgages Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	103,444,000	20,749,000
Average recorded balance with no related allowance	62,097,000	20,469,000
Interest income recognized during the period the loan was impaired with no related allowance	2,636,000	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	5,299,174,000	2,798,057,000
Average recorded balance with related allowance	3,746,637,000	2,264,525,000
Interest income recognized during the period the loan was impaired with related allowance	10,013,000	0
Interest income recognized on a cash basis with related allowance	28,342,000	20,433,000
Related allowance	(827,458,000)	(464,239,000)
Troubled Debt Restructurings [Abstract]
Total balance	1,899,778,000
Allowance for loan losses	(115,133,000)
Interest income recognized during the period	15,602,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	1,366,558,000
Residential Mortgages Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	2,132,000	299,000
Average recorded balance with no related allowance	1,124,000	0
Interest income recognized during the period the loan was impaired with no related allowance	235,000	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	230,655,000	234,935,000
Average recorded balance with related allowance	195,254,000	199,139,000
Interest income recognized during the period the loan was impaired with related allowance	8,113,000	7,378,000
Interest income recognized on a cash basis with related allowance	1,356,000	810,000
Related allowance	(61,724,000)	(50,065,000)
Troubled Debt Restructurings [Abstract]
Total balance	34,553,000
Allowance for loan losses	(2,076,000)
Interest income recognized during the period	1,518,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	33,597,000
Consumer Other Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	146,276,000	35,760,000
Average recorded balance with no related allowance	91,018,000	34,810,000
Interest income recognized during the period the loan was impaired with no related allowance	12,445,000	1,899,000
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	2,678,871,000	1,994,087,000
Average recorded balance with related allowance	2,199,433,000	1,709,580,000
Interest income recognized during the period the loan was impaired with related allowance	10,287,000	3,447,000
Interest income recognized on a cash basis with related allowance	32,615,000	17,347,000
Related allowance	(1,458,153,000)	(983,433,000)
Troubled Debt Restructurings [Abstract]
Total balance	673,890,000
Allowance for loan losses	(139,399,000)
Interest income recognized during the period	16,309,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	432,017,000
Consumer Other Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	145,000	208,000
Average recorded balance with no related allowance	168,000	14,000
Interest income recognized during the period the loan was impaired with no related allowance	1,386,000	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	588,631,000	502,651,000
Average recorded balance with related allowance	528,265,000	444,415,000
Interest income recognized during the period the loan was impaired with related allowance	13,728,000	12,408,000
Interest income recognized on a cash basis with related allowance	20,057,000	17,824,000
Related allowance	(360,484,000)	(283,580,000)
Troubled Debt Restructurings [Abstract]
Total balance	87,016,000
Allowance for loan losses	(9,432,000)
Interest income recognized during the period	6,067,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	69,959,000
Consumer Credit Card Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with related allowance	639,484,000	540,059,000
Average recorded balance with related allowance	583,540,000	511,309,000
Interest income recognized during the period the loan was impaired with related allowance	4,976,000	5,251,000
Interest income recognized on a cash basis with related allowance	43,000	40,000
Related allowance	(523,968,000)	(398,737,000)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	0
Consumer Credit Card Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	11,000
Average recorded balance with no related allowance	11,000
Interest income recognized during the period the loan was impaired with no related allowance	0
Interest income recognized on a cash basis with no related allowance	0
Total recorded balance with related allowance	545,798,000	354,851,000
Average recorded balance with related allowance	476,018,000	322,110,000
Interest income recognized during the period the loan was impaired with related allowance	10,129,000	5,000
Interest income recognized on a cash basis with related allowance	17,440,000	18,329,000
Related allowance	(369,217,000)	(243,331,000)
Troubled Debt Restructurings [Abstract]
Total balance	78,562,000
Allowance for loan losses	(5,380,000)
Interest income recognized during the period	9,337,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	78,536,000
Small Business Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	48,743,000	2,770,000
Average recorded balance with no related allowance	24,371,000	0
Interest income recognized during the period the loan was impaired with no related allowance	3,289,000	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	2,068,944,000	1,493,055,000
Average recorded balance with related allowance	1,796,505,000	1,250,425,000
Interest income recognized during the period the loan was impaired with related allowance	3,086,000	2,247,000
Interest income recognized on a cash basis with related allowance	17,927,000	68,000
Related allowance	(819,924,000)	(555,348,000)
Troubled Debt Restructurings [Abstract]
Total balance	363,816,000
Allowance for loan losses	(56,665,000)
Interest income recognized during the period	7,181,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	113,377,000
Small Business Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	561,000	3,866,000
Average recorded balance with no related allowance	2,225,000	479,000
Interest income recognized during the period the loan was impaired with no related allowance	14,000	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	628,122,000	609,818,000
Average recorded balance with related allowance	637,926,000	551,683,000
Interest income recognized during the period the loan was impaired with related allowance	17,400,000	20,032,000
Interest income recognized on a cash basis with related allowance	552,000	337,000
Related allowance	(206,327,000)	(170,255,000)
Troubled Debt Restructurings [Abstract]
Total balance	32,708,000
Allowance for loan losses	(4,012,000)
Interest income recognized during the period	866,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	24,167,000
Other Commercial Financing Receivable [Member]
Financing Receivable Impaired
Interest income recognized during the period the loan was impaired with no related allowance	4,488,000
Other Commercial Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	423,184,000	300,323,000
Average recorded balance with no related allowance	311,291,000	107,137,000
Interest income recognized during the period the loan was impaired with no related allowance	7,719,000	2,344,000
Interest income recognized on a cash basis with no related allowance	11,116,000	0
Total recorded balance with related allowance	8,128,648,000	9,366,605,000
Average recorded balance with related allowance	8,535,623,000	3,046,392,000
Interest income recognized during the period the loan was impaired with related allowance	222,916,000	30,264,000
Interest income recognized on a cash basis with related allowance	9,586,000	5,529,000
Related allowance	(2,052,076,000)	(2,886,287,000)
Troubled Debt Restructurings [Abstract]
Total balance	475,910,000
Allowance for loan losses	(64,401,000)
Interest income recognized during the period	19,401,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	233,670,000
Other Commercial Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	207,685,000	92,174,000
Average recorded balance with no related allowance	223,100,000	54,508,000
Interest income recognized during the period the loan was impaired with no related allowance		0
Interest income recognized on a cash basis with no related allowance	0	113,000
Total recorded balance with related allowance	1,582,814,000	1,591,724,000
Average recorded balance with related allowance	1,238,786,000	1,318,137,000
Interest income recognized during the period the loan was impaired with related allowance	52,024,000	65,680,000
Interest income recognized on a cash basis with related allowance	33,219,000	26,756,000
Related allowance	(477,904,000)	(330,580,000)
Troubled Debt Restructurings [Abstract]
Total balance	143,578,000
Allowance for loan losses	(13,008,000)
Interest income recognized during the period	3,149,000
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	€ 32,085,000